Note 9 - Investment in Juanicipio	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
9.	INVESTMENT IN JUANICIPIO

Minera Juanicipio was created for the purpose of holding the Juanicipio property, and is held 56% by Fresnillo plc (“Fresnillo”) and 44% by the Company. On December 27, 2021, the Company and Fresnillo created Equipos Chaparral in the same ownership proportions. Equipos Chaparral owns the processing facility and mining equipment which is leased to Minera Juanicipio. Minera Juanicipio and Equipos Chaparral are collectively referred to herein as “Juanicipio,” or, the “Juanicipio Mine.”

Juanicipio is governed by a shareholders’ agreement and by corporate by-laws. All costs relating to Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Juanicipio, and if either party does not fund pro-rata, their ownership interest will be diluted in accordance with the shareholders’ agreement and by-laws.

Fresnillo is the operator of Juanicipio, and with its affiliates, beneficially owns 9,314,877 common shares of the Company as at December 31, 2023, as publicly reported by Fresnillo.

The Company has recorded its Investment in Juanicipio using the equity method of accounting. The recorded value of the investment includes the carrying value of the deferred exploration, mineral and surface rights, Juanicipio costs incurred by the Company, the required net cash investments to establish and maintain its 44% interest in Juanicipio, and the Company’s 44% share of income (loss) from Juanicipio.

Changes during the year of the Company’s investment relating to its interest in Juanicipio are detailed as follows:

	December 31,	December 31,
	2023	2022
	$	$
Balance, beginning of year	338,316	291,084
Juanicipio oversight expenditures incurred 100% by MAG	384	719
Amortization of Juanicipio's oversight expenditures incurred 100% by MAG	(305)	-
Cash contributions and advances to Juanicipio (3)	24,992	8,140
Loan repayments from Juanicipio (2)	(25,714)	-
Total for the period	(642)	8,859
Income from equity accounted Investment in Juanicipio	65,099	40,767
Interest earned, net of recontributions, reclassified to accounts receivable (1)	(8,150)	(2,394)
Balance, end of year	394,622	338,316

(1) A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. For the year ended December 31, 2023, the Company earned interest, net of recontributions, amounting to $8,150 (year ended December 31, 2022: $2,394) while $7,639 of interest payments were received from Juanicipio ( December 31, 2022: $3,564).

(2) During the year ended December 31, 2023, a $7,251 loan to Juanicipio was converted into equity ( December 31, 2022: nil).

(3) Of the $24,992 cash contributions and advances made to Juanicipio during the year ended December 31, 2023, $22,726 was in the form of loans whereas $2,276 was in the form of equity ( December 31, 2022: $8,140 in the form of loans).

A summary of financial information of Juanicipio (on a 100% basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies) is as follows:

Juanicipio Statements of Income

	For the year ended
	December 31,	December 31,
	2023	2022
	$	$

Sales	442,288	215,736
Cost of sales:
Production cost	171,830	61,985
Depreciation and amortization	68,475	20,913
Cost of sales	240,305	82,898
Gross profit	201,983	132,838

Consulting and administrative expenses	(18,768)	(8,436)
Extraordinary mining and other duties	(4,945)	(349)
	178,270	124,053

Exchange losses and other	(2,937)	(5,160)
Interest expense	(18,524)	(2,298)
Income tax expense	(27,381)	(26,348)

Net income	129,428	90,247

MAG's 44% portion of net income	56,948	39,709
Interest on Juanicipio loans - MAG's 44%	8,150	1,058
MAG's 44% equity income	65,099	40,767

Juanicipio Statements of Financial Position

	December 31,	December 31,
	2023	2022
	$	$
Assets

Current assets
Cash and cash equivalents	42,913	1,102
Value added tax and other receivables	3,162	13,945
Income tax receivable	3,758	-
Concentrate sales receivable	56,532	24,098
Inventories
Stockpiles	2,417	26,020
Metal concentrates	2,361	-
Materials and supplies	18,414	10,081
Prepaids and other assets	5,501	7,756
	135,058	83,002
Non-current assets
Right-of-use assets	1,590	1,336
Mineral interests, plant and equipment	794,512	779,735
Deferred tax assets	24,336	11,259
	820,438	792,330
Total assets	955,496	875,332

Liabilities

Current liabilities
Payables	22,167	34,678
Interest and other payables to shareholders	12,160	13,460
Taxes payable	14,395	36,259
	48,722	84,397
Non-current liabilities
Lease obligation	1,597	1,329
Provisions
Reserves for retirement and pension	112	29
Reclamation and closure	3,605	3,073
Deferred tax liabilities	9,439	22,242
	14,753	26,673
Total liabilities	63,475	111,070

Equity

Shareholders' equity including shareholder advances	892,021	764,262
Total equity	892,021	764,262
Total liabilities and equity	955,496	875,332

Juanicipio Statements of Cash Flows

	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Operating activities
Net income	129,428	90,247
Items not involving cash
Depreciation	68,475	20,913
Deferred income tax expense and special mining duty	27,381	26,348
Interest incurred on loans	18,524	2,298
Write-off of fixed asset	-	3,676
Other	3,304	3,711
Income tax and special mining duty payments	(83,875)	(11,570)
Change in other operating working capital	(18,172)	(6,361)
Net cash from operating activities	145,064	129,261

Investing activities
Capital expenditures including plant, mine development and exploration	(84,881)	(156,040)
Other	1,487	282
Net cash used in investing activities	(83,393)	(155,758)

Financing activities
Loans and other capital provided by shareholders	56,800	18,500
Repayments of loans to shareholders	(58,441)	255
Interest paid to shareholders	(17,409)	(9,460)
Payment of lease obligations	(856)	(854)
Net cash (used in) from financing activities	(19,906)	8,440

Effect of exchange rate changes on cash and cash equivalents	46	186

Increase (decrease) in cash and cash equivalents during the year	41,811	(17,870)

Cash and cash equivalents, beginning of year	1,102	18,972

Cash and cash equivalents, end of year	42,913	1,102